VARIABLE INTEREST ENTITY (Tables)	12 Months Ended
Dec. 31, 2013
VARIABLE INTEREST ENTITY
Summarized impact of the entity's interest in the Fund on earnings, cash flows and financial position

Year ended December 31,	2013	2012	2011
(millions of Canadian dollars)
Revenues	403	288	146
Operating and administrative expense	(126)	(83)	(66)
Depreciation and amortization	(130)	(87)	(47)
Income from equity investments	57	54	57
Interest expense	(91)	(68)	(32)
Income taxes	(27)	(35)	(21)
Earnings	86	69	37
Loss attributable to noncontrolling interest	24	12	9
Earnings attributable to Enbridge	110	81	46
Cash flows
Cash provided by operating activities	260	200	137
Cash used in investing activities	(98)	(160)	(95)
Cash provided by/(used in) financing activities	(323)	1,495	381
Increase/(decrease) in cash and cash equivalents	(161)	1,535	423

December 31,	2013	2012
(millions of Canadian dollars)
Current assets	84	224
Property, plant and equipment, net	2,317	2,390
Long-term investments	227	215
Deferred amounts and other assets	130	145
Current liabilities	(388)	(250)
Long-term debt	(1,364)	(1,864)
Other long-term liabilities	(26)	(22)
Deferred income taxes	(426)	(404)
Net assets before noncontrolling interests	554	434